Summary of Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Options Outstanding
Beginning balance		9,489,285	11,145,118	6,362,856
Granted		3,909,973	665,700	6,818,437
Exercised	(1,457,000)	0	(1,051,717)	(1,532,712)	(141,247)	(2,265,696)
Forfeited or cancelled		(4,729,150)	(1,269,816)	(503,463)
Ending balance		8,670,108	9,489,285	11,145,118	6,362,856
Vested or expected to vest		8,599,646
Exercisable		2,302,858
Weighted average exercise price per share
Beginning balance		$ 9.31	$ 8.80	$ 10.57
Granted		$ 5.63	$ 10.77	$ 7.12
Exercised		$ 0	$ 4.51	$ 4.55
Forfeited or canceled		$ 10.99	$ 9.59	$ 21.29
Ending balance		$ 6.73	$ 9.31	$ 8.80	$ 10.57
Vested or expected to vest		$ 6.74
Exercisable		$ 7.55
Weighted average remaining contractual term
Outstanding		7 years 10 months 28 days	6 years 7 months 21 days	6 years 5 months 5 days
Vested or expected to vest		7 years 10 months 24 days
Exercisable		7 years 1 month 28 days
Aggregate intrinsic value
Outstanding		$ 0	$ 0	$ 29,992
Vested or expected to vest		0
Exercisable		$ 0
Employees
Options Outstanding
Beginning balance		9,489,285	11,115,118	6,332,856
Granted		3,909,973	665,700	6,818,437
Exercised		0	(1,021,717)	(1,532,712)
Forfeited or cancelled		(4,729,150)	(1,269,816)	(503,463)
Ending balance		8,670,108	9,489,285	11,115,118
Vested or expected to vest		8,599,646
Exercisable		2,302,858
Non-employees
Options Outstanding
Beginning balance		0	30,000	30,000
Granted		0	0	0
Exercised		0	(30,000)	0
Forfeited or cancelled		0	0	0
Ending balance		0	0	30,000
Vested or expected to vest		0
Exercisable		0